Commitments and Contingent Liabilities - Minimum Lease Commitments of Company and its Subsidiaries under Operating Leases, at Rates in Effect (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 9,981
2019	7,545
2020	6,408
2021	6,057
2022	6,042
2023 - 2031	34,422
Total	$ 70,455